Trade Receivables – Net (Details) - Schedule of allowance for doubtful accounts - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of year	$ 233,355	$ 237,098
Provisions	22,247
Cancellation		(415)
Account recoveries	(2,708)	(1,333)
Translations effects	(28,325)	(1,995)
Balance at end of year	$ 224,569	$ 233,355